UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21477

Western Asset Inflation-Linked Opportunities & Income Fund

(Name of Fund)

100 International Drive

Baltimore, MD 21202

(Fund Address)

Robert I. Frenkel

Western Asset Inflation-Linked Opportunities & Income Fund

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: 07/01/2018 – 06/30/2019

Item 1 – Proxy Voting Record:

Proxy Voting Record – The Fund held no voting securities during the period covered by this report. No records are attached.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21477
Reporting Period: 07/01/2018 - 06/30/2019
Western Asset Inflation-Linked Opportunities & Income Fund

========== Western Asset Inflation-Linked Opportunities & Income Fund ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Inflation-Linked Opportunities & Income Fund

By:	/s/ Jane E. Trust
Jane E. Trust
President of Western Asset Inflation-Linked Opportunities & Income Fund

Date:	August 14, 2019